Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Research, Development, and Computer Software, Policy (Policies)	3 Months Ended
Nov. 30, 2017
Policies
Research, Development, and Computer Software, Policy

Research and development costs

The Company expenses costs of research and development cost as incurred. The costs for the three months ended November 30, 2017, and three months ended November 30, 2016, were $71,933 and $44,855 respectively.